Income Taxes (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred Tax Liability:
Furniture, fixtures, equipment and intangibles	$ (48,716)	$ (64,437)
Other	(17,105)	(10,162)
Warrants	(997,596)	(627,056)
Deferred Tax Assets:
Stock options for services	1,230,522	1,049,578
Net operating loss carry-forward	3,927,921	3,237,128
Reserve for future charge backs	26,037	16,674
Valuation allowance	(4,121,063)	(3,601,725)
Net deferred tax assets (liabilities)